Income Taxes - Summary of Income Tax Examinations (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic operations - Canada	$ (2,732,888)	$ (5,027,596)
Foreign operations - United States	(488,638)	(91,550)
Total loss before taxes	$ (3,221,526)	$ (5,119,146)